Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2019
Property Plant And Equipment
Number of vessels	11
Neo Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	10
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1